Operating Leases – Right-of-Use Assets (Tables)	12 Months Ended
Apr. 30, 2023
Operating Leases – Right-of-Use Assets [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities	The Company’s maturity analysis of operating lease liabilities as of April 30, 2023 is as follows:
	Operating Leases
	JPY	USD
2023	3,481,250	25,599
Total lease payment	3,481,250	25,599
Less imputed interest	(13,882)	(102)
Present value of operating lease liabilities	3,467,368	25,497
Less: current obligation	(3,467,368)	(25,497)
Long-term obligation at April 30, 2023	—	—

Schedule of Supplemental Disclosure Related to Operating Leases	Supplemental disclosure related to operating leases were as follows:
	For the year ended April 30, 2023
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	8,355,000	61,438
Weighted average remaining lease term of operating leases	0.42 years
Weighted average discount rate of operating leases	1.6%